Oakmark Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.2%
FINANCIALS – 32.6%
FINANCIAL SERVICES – 18.0%
Intercontinental Exchange, Inc.	4,096	$663,421
Capital One Financial Corp.	2,696	653,403
Ally Financial, Inc.	13,826	626,174
Charles Schwab Corp.	5,763	575,789
Global Payments, Inc.	5,429	420,189
Carlyle Group, Inc.	6,687	395,280
State Street Corp.	2,902	374,348
Nasdaq, Inc.	3,722	361,547
Fiserv, Inc. (a) (b)	4,859	326,386
Corebridge Financial, Inc.	7,780	234,723
		4,631,260
BANKS – 8.1%
Citigroup, Inc.	5,574	650,407
First Citizens BancShares, Inc., Class A	297	636,342
Bank of America Corp.	7,412	407,655
Wells Fargo & Co.	4,086	380,815
		2,075,219
INSURANCE – 6.5%
Willis Towers Watson PLC	2,007	659,500
American International Group, Inc.	7,136	610,488
Reinsurance Group of America, Inc.	1,959	398,584
		1,668,572
		8,375,051
HEALTH CARE – 11.9%
HEALTH CARE EQUIPMENT & SERVICES – 6.9%
Elevance Health, Inc.	1,784	625,381
Zimmer Biomet Holdings, Inc.	5,692	511,851
GE HealthCare Technologies, Inc.	6,176	506,555
Baxter International, Inc.	6,300	120,393
		1,764,180
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.0%
Merck & Co., Inc.	6,452	679,138
IQVIA Holdings, Inc. (a)	2,709	610,703
		1,289,841
		3,054,021
INDUSTRIALS – 11.2%
CAPITAL GOODS – 5.3%
AerCap Holdings NV	2,900	416,904
Deere & Co.	774	360,496
Masco Corp.	4,576	290,418
Fortune Brands Innovations, Inc.	5,673	283,778
		1,351,596
TRANSPORTATION – 4.0%
Delta Air Lines, Inc.	8,904	617,945
Union Pacific Corp.	1,829	423,084
		1,041,029
COMMERCIAL & PROFESSIONAL SERVICES – 1.9%
Equifax, Inc.	2,311	501,376
		2,894,001
ENERGY – 10.5%
ConocoPhillips	7,672	718,138
Targa Resources Corp.	3,782	697,779
Phillips 66	4,452	574,538
EOG Resources, Inc.	3,036	318,838
Marathon Petroleum Corp.	1,644	267,364
APA Corp.	5,102	124,800
		2,701,457
CONSUMER DISCRETIONARY – 8.5%
CONSUMER SERVICES – 2.7%
Airbnb, Inc., Class A (a)	5,169	701,537
AUTOMOBILES & COMPONENTS – 2.2%
General Motors Co.	6,743	548,349
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.9%
Amazon.com, Inc. (a)	1,155	266,597
Genuine Parts Co.	1,775	218,254
		484,851
CONSUMER DURABLES & APPAREL – 1.7%
NIKE, Inc., Class B	6,972	444,154
		2,178,891
COMMUNICATION SERVICES – 7.2%
MEDIA & ENTERTAINMENT – 7.2%
Alphabet, Inc., Class A (b)	1,901	595,075
Warner Bros. Discovery, Inc. (a)	19,427	559,872
Comcast Corp., Class A	10,336	308,946
Charter Communications, Inc., Class A (a)	1,344	280,605
Liberty Broadband Corp., Class C (a)	2,170	105,462
		1,849,960
INFORMATION TECHNOLOGY – 4.3%
SOFTWARE & SERVICES – 2.6%
Salesforce, Inc.	2,519	667,308
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
CDW Corp.	1,917	261,068
TE Connectivity PLC	825	187,797
		448,865
		1,116,173
MATERIALS – 3.7%
Corteva, Inc.	8,032	538,365
Amrize Ltd. (a)	5,598	302,740
Celanese Corp.	2,700	114,156
		955,261
CONSUMER STAPLES – 3.3%
FOOD, BEVERAGE & TOBACCO – 3.3%
Keurig Dr. Pepper, Inc.	22,431	628,284

OAKMARK FUNDS

Oakmark Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.2% (cont.)
CONSUMER STAPLES – 3.3% (cont.)
FOOD, BEVERAGE & TOBACCO – 3.3% (cont.)
Constellation Brands, Inc., Class A	1,624	$224,047
		852,331
REAL ESTATE – 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
CBRE Group, Inc., Class A (a)	1,535	246,813
TOTAL COMMON STOCKS – 94.2%
(Cost $18,753,956)		24,223,959
TOTAL PURCHASED OPTIONS – 0.0% (c)
(Premiums Paid $11,616)		3,335

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.8%
REPURCHASE AGREEMENT – 5.8%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $1,479,507, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $1,508,778 (Cost: $1,479,194)	$1,479,194	1,479,194
TOTAL SHORT-TERM INVESTMENTS – 5.8%
(Cost $1,479,194)		1,479,194
TOTAL INVESTMENTS – 100.0% (Cost $20,244,766)		25,706,488
Liabilities In Excess of Other Assets – 0.0% (c)		(3,581)
TOTAL NET ASSETS – 100.0%		$25,702,907

	Shares	Value
COMMON STOCK SOLD SHORT – 0.0% (c)
COMMUNICATION SERVICES – 0.0% (c)
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0% (c)
Versant Media Group, Inc. (a) (d)	(15)	(666)
TOTAL COMMON STOCKS SOLD SHORT – 0.0% (c)
(Proceeds $(706))		(666)

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Amount rounds to less than 0.1%.
(d)	Security is when-issued and has been sold in advance of receipt. Under GAAP, it is deemed to be a short sale. Please refer to the Short Sales section in the Notes to the Financials.

Oakmark.com

Oakmark Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

PURCHASED OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums Paid (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Fiserv, Inc.	$70.00	1/16/26	46,000	$308,982	$3,335	$11,616	$(8,281)
				$308,982	$3,335	$11,616	$(8,281)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$320.00	2/20/26	(4,000)	$(125,200)	$(5,410)	$(9,320)	$3,910
				$(125,200)	$(5,410)	$(9,320)	$3,910
PUTS
Fiserv, Inc.	$65.00	1/16/26	(87,000)	$(584,379)	$(5,872)	$(15,441)	$9,569
				$(584,379)	$(5,872)	$(15,441)	$9,569

OAKMARK FUNDS

Oakmark Select Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.3%
FINANCIALS – 23.5%
FINANCIAL SERVICES – 16.5%
Intercontinental Exchange, Inc.	2,512	$406,820
Capital One Financial Corp.	1,435	347,810
Charles Schwab Corp.	3,229	322,633
Ally Financial, Inc.	6,048	273,905
		1,351,168
BANKS – 7.0%
First Citizens BancShares, Inc., Class A	266	570,910
		1,922,078
HEALTH CARE – 15.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.6%
IQVIA Holdings, Inc. (a)	2,106	474,803
Charles River Laboratories International, Inc. (a)	1,004	200,278
ICON PLC (a)	1,049	191,149
		866,230
HEALTH CARE EQUIPMENT & SERVICES – 4.8%
Centene Corp. (a)	5,864	241,304
Molina Healthcare, Inc. (a)	867	150,459
		391,763
		1,257,993
ENERGY – 11.2%
Phillips 66	2,323	299,721
ConocoPhillips	2,745	256,952
Targa Resources Corp.	1,186	218,817
APA Corp.	5,605	137,103
		912,593
INDUSTRIALS – 10.2%
COMMERCIAL & PROFESSIONAL SERVICES – 7.2%
Paycom Software, Inc.	1,975	314,688
Equifax, Inc.	1,271	275,782
		590,470
CAPITAL GOODS – 3.0%
Deere & Co.	526	244,750
		835,220
COMMUNICATION SERVICES – 10.1%
MEDIA & ENTERTAINMENT – 10.1%
Warner Bros. Discovery, Inc. (a) (b)	17,572	506,425
Alphabet, Inc., Class A (b)	1,028	321,864
		828,289
CONSUMER DISCRETIONARY – 10.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 5.3%
Lithia Motors, Inc. (c)	1,309	435,053
CONSUMER SERVICES – 4.7%
Airbnb, Inc., Class A (a)	2,805	380,681
		815,734
INFORMATION TECHNOLOGY – 5.9%
SOFTWARE & SERVICES – 5.9%
Salesforce, Inc.	1,817	481,342

CONSUMER STAPLES – 5.7%
FOOD, BEVERAGE & TOBACCO – 5.7%
Keurig Dr. Pepper, Inc.	16,566	464,002

REAL ESTATE – 3.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
CBRE Group, Inc., Class A (a)	1,690	271,695
TOTAL COMMON STOCKS – 95.3%
(Cost $5,740,265)		7,788,946

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.9%
REPURCHASE AGREEMENT – 4.9%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $401,012, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $408,946 (Cost: $400,927)	$400,927	400,927
TOTAL SHORT-TERM INVESTMENTS – 4.9%
(Cost $400,927)		400,927
TOTAL INVESTMENTS – 100.2% (Cost $6,141,192)		8,189,873
Liabilities In Excess of Other Assets – (0.2)%		(17,971)
TOTAL NET ASSETS – 100.0%		$8,171,902

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	See Note 3 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

OAKMARK FUNDS

Oakmark Select Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$330.00	2/20/26	(2,500)	$(78,250)	$(2,413)	$(4,688)	$2,275
Warner Bros Discovery, Inc.	$25.00	3/20/26	(40,000)	$(115,280)	$(17,400)	$(5,119)	$(12,281)
				$(193,530)	$(19,813)	$(9,807)	$(10,006)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss	Change in Unrealized	Dividend Income	Value September 30, 2025	Value December 31, 2025	Percent of Net Assets
Lithia Motors Cl A	1,309	-	-	-	$21,377	$720	$413,676	$435,053	5.3%

Oakmark.com

Oakmark Global Fund

Global Diversification —December 31, 2025 (Unaudited)

		% of Equity Investments
North America		50.2%
	United States		50.2%
Europe		45.6%
	France*		11.3%
	Germany*		8.8%
	Switzerland		7.6%
	United Kingdom		5.6%
	Netherlands*		4.1%
	Denmark		3.3%
	Ireland*		2.6%
	Sweden		1.8%
	Italy*		0.5%
Asia		4.2%
	South Korea		2.5%
	China		1.7%

*	Euro currency countries comprise 27.3% of equity investments.

Oakmark Global Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 98.9%
FINANCIALS – 19.9%
FINANCIAL SERVICES – 9.0%
Julius Baer Group Ltd. (Switzerland)	402	$31,409
Corebridge Financial, Inc. (United States)	843	25,442
Intercontinental Exchange, Inc. (United States)	137	22,237
Capital One Financial Corp. (United States)	91	21,982
		101,070
INSURANCE – 6.7%
Willis Towers Watson PLC (United States)	92	30,166
American International Group, Inc. (United States)	271	23,167
Prudential PLC (United Kingdom)	1,375	21,209
		74,542
BANKS – 4.2%
BNP Paribas SA (France)	294	27,904
Bank of America Corp. (United States)	354	19,476
		47,380
		222,992
HEALTH CARE – 16.7%
HEALTH CARE EQUIPMENT & SERVICES – 8.9%
Envista Holdings Corp. (United States) (a)	1,420	30,817
Becton Dickinson & Co. (United States)	155	30,139
Elevance Health, Inc. (United States)	65	22,797
Molina Healthcare, Inc. (United States) (a)	91	15,855
		99,608
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.8%
IQVIA Holdings, Inc. (United States) (a)	167	37,711
Roche Holding AG (Switzerland)	65	27,008
Bayer AG (Germany)	522	22,659
		87,378
		186,986
CONSUMER DISCRETIONARY – 15.7%
CONSUMER DURABLES & APPAREL – 6.4%
adidas AG (Germany)	144	28,575
Kering (France)	77	27,379
Brunswick Corp. (United States)	221	16,392
		72,346
CONSUMER SERVICES – 3.6%
Airbnb, Inc., Class A (United States) (a)	214	29,058
Vail Resorts, Inc. (United States)	82	10,943
		40,001
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.4%
Prosus NV (Netherlands)	314	19,511
Alibaba Group Holding Ltd. (China)	1,019	18,690
		38,201
AUTOMOBILES & COMPONENTS – 2.3%
Bayerische Motoren Werke AG (Germany)	236	25,623
		176,171
INFORMATION TECHNOLOGY – 13.2%
SOFTWARE & SERVICES – 7.9%
Dassault Systemes SE (France)	1,003	28,092
Capgemini SE (France)	147	24,491
Salesforce, Inc. (United States)	69	18,199
Gartner, Inc. (United States) (a)	71	17,988
		88,770
TECHNOLOGY HARDWARE & EQUIPMENT – 5.3%
Samsung Electronics Co. Ltd. (South Korea)	341	28,579
Hexagon AB, Class B (Sweden)	1,701	20,037
TE Connectivity PLC (Ireland)	47	10,806
		59,422
		148,192
INDUSTRIALS – 13.0%
CAPITAL GOODS – 7.7%
Ashtead Group PLC (United Kingdom)	397	27,196
CNH Industrial NV (United States)	2,673	24,646
Brenntag SE (Germany)	362	21,033
Deere & Co. (United States)	29	13,548
		86,423
TRANSPORTATION – 5.3%
DSV AS (Denmark)	146	36,698
Ryanair Holdings PLC ADR (Ireland) (b)	248	17,936
Ryanair Holdings PLC, Equity-Linked Security (Italy)	145	5,039
		59,673
		146,096
CONSUMER STAPLES – 8.8%
FOOD, BEVERAGE & TOBACCO – 6.1%
Mondelez International, Inc., Class A (United States)	351	18,867
Keurig Dr. Pepper, Inc. (United States)	639	17,896
Pernod Ricard SA (France)	208	17,860
Diageo PLC (United Kingdom)	651	14,069
		68,692
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.7%
Sysco Corp. (United States)	417	30,714
		99,406
MATERIALS – 4.6%
Akzo Nobel NV (Netherlands)	379	26,380
Glencore PLC (Switzerland)	4,613	25,279
		51,659
ENERGY – 3.7%
ConocoPhillips (United States)	240	22,504

OAKMARK FUNDS

Oakmark Global Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 98.9% (cont.)
ENERGY – 3.7% (cont.)
Targa Resources Corp. (United States)	104	$19,225
		41,729
COMMUNICATION SERVICES – 3.3%
MEDIA & ENTERTAINMENT – 3.3%
Alphabet, Inc., Class A (United States)	58	18,154
Charter Communications, Inc., Class A (United States) (a)	62	12,838
Warner Bros. Discovery, Inc. (United States) (a)	231	6,643
		37,635
TOTAL COMMON STOCKS – 98.9%
(Cost $909,101)		1,110,866

	Par Value	Value
SHORT-TERM INVESTMENTS – 0.6%
REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $6,499, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $6,628 (Cost: $6,498)	$6,498	6,498
TOTAL SHORT-TERM INVESTMENTS – 0.6%
(Cost $6,498)		6,498
TOTAL INVESTMENTS – 99.5% (Cost $915,599)		1,117,364
Foreign Currencies (Cost $1) – 0.0% (c)		1
Other Assets In Excess of Liabilities – 0.5%		5,118
TOTAL NET ASSETS – 100.0%		$1,122,483

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Global Select Fund

Global Diversification —December 31, 2025 (Unaudited)

	% of Equity Investments
North America	60.7%
United States		60.7%
Europe	35.7%
United Kingdom		9.5%
France*		8.8%
Germany*		8.6%
Netherlands*		4.4%
Denmark		4.4%
Asia	3.6%
China		3.6%

*	Euro currency countries comprise 21.8% of equity investments.

Oakmark Global Select Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.4%
HEALTH CARE – 27.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 16.1%
IQVIA Holdings, Inc. (United States) (a)	281	$63,385
Sanofi SA (United States)	521	50,677
Bayer AG (Germany)	1,113	48,286
		162,348
HEALTH CARE EQUIPMENT & SERVICES – 10.9%
Becton Dickinson & Co. (United States)	275	53,272
Elevance Health, Inc. (United States)	98	34,238
Molina Healthcare, Inc. (United States) (a)	128	22,283
		109,793
		272,141
FINANCIALS – 21.1%
FINANCIAL SERVICES – 12.0%
Charles Schwab Corp. (United States)	442	44,200
Capital One Financial Corp. (United States)	174	42,098
Intercontinental Exchange, Inc. (United States)	213	34,514
		120,812
BANKS – 5.4%
BNP Paribas SA (France)	577	54,773
INSURANCE – 3.7%
American International Group, Inc. (United States)	439	37,577
		213,162
CONSUMER STAPLES – 15.2%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 6.1%
Sysco Corp. (United States)	833	61,361
HOUSEHOLD & PERSONAL PRODUCTS – 5.3%
Reckitt Benckiser Group PLC (United Kingdom)	657	53,154
FOOD, BEVERAGE & TOBACCO – 3.8%
Diageo PLC (United Kingdom)	1,794	38,772
		153,287
CONSUMER DISCRETIONARY – 11.2%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 7.7%
Prosus NV (Netherlands)	692	42,967
Alibaba Group Holding Ltd. (China)	1,883	34,556
		77,523
AUTOMOBILES & COMPONENTS – 3.5%
Bayerische Motoren Werke AG (Germany)	322	34,905
		112,428
INDUSTRIALS – 8.7%
CAPITAL GOODS – 4.4%
CNH Industrial NV (United States)	4,829	44,520
TRANSPORTATION – 4.3%
DSV AS (Denmark)	171	42,942
		87,462
COMMUNICATION SERVICES – 6.4%
MEDIA & ENTERTAINMENT – 6.4%
Alphabet, Inc., Class A (United States)	129	40,487
Charter Communications, Inc., Class A (United States) (a)	113	23,568
		64,055
ENERGY – 3.8%
ConocoPhillips (United States)	407	38,109

INFORMATION TECHNOLOGY – 3.0%
SOFTWARE & SERVICES – 3.0%
Dassault Systemes SE (France)	1,098	30,754
TOTAL COMMON STOCKS – 96.4%
(Cost $815,000)		971,398

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.5%
REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $35,610, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $36,315 (Cost: $35,602)	$35,602	35,602
TOTAL SHORT-TERM INVESTMENTS – 3.5%
(Cost $35,602)		35,602
TOTAL INVESTMENTS – 99.9% (Cost $850,602)		1,007,000
Foreign Currencies (Cost $1) – 0.0% (b)		1
Other Assets In Excess of Liabilities – 0.1%		1,281
TOTAL NET ASSETS – 100.0%		$1,008,282

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

Oakmark International Fund

Global Diversification —December 31, 2025 (Unaudited)

		% of Equity Investments
Europe		80.7%
	France*		24.0%
	Germany*		20.7%
	United Kingdom		15.1%
	Netherlands*		8.3%
	Switzerland		5.3%
	Sweden		3.1%
	Denmark		2.3%
	Italy*		1.5%
	Ireland*		0.4%
Asia		14.3%
	Japan		5.6%
	South Korea		3.9%
	China		1.8%
	Indonesia		1.7%
	India		1.3%
North America		3.5%
	United States		3.5%
Latin America		1.5%
	Mexico		1.5%

*	Euro currency countries comprise 54.9% of equity investments.

Oakmark International Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.5%
INDUSTRIALS – 20.9%
CAPITAL GOODS – 15.9%
Ashtead Group PLC (United Kingdom)	5,460	$374,297
CNH Industrial NV (United States)	34,298	316,226
Airbus SE (France)	1,246	290,440
SMC Corp. (Japan)	824	285,243
Brenntag SE (Germany)	4,870	282,665
Daimler Truck Holding AG (Germany)	5,270	228,276
Volvo AB, Class B (Sweden)	5,725	182,191
Bunzl PLC (United Kingdom)	6,397	178,999
IMCD NV (Netherlands)	1,658	150,650
Tkms AG& Co. KGaA (Germany) (a)	208	16,142
		2,305,129
TRANSPORTATION – 3.1%
DSV AS (Denmark)	1,286	323,877
Ryanair Holdings PLC (Italy)	1,901	66,030
Ryanair Holdings PLC ADR (Ireland) (b)	828	59,760
		449,667
COMMERCIAL & PROFESSIONAL SERVICES – 1.9%
Rentokil Initial PLC (United Kingdom)	24,238	146,206
Intertek Group PLC (United Kingdom)	2,028	126,456
		272,662
		3,027,458
CONSUMER DISCRETIONARY – 19.7%
CONSUMER DURABLES & APPAREL – 8.5%
adidas AG (Germany)	2,118	419,162
LVMH Moet Hennessy Louis Vuitton SE (France)	386	292,737
Kering (France)	792	280,017
Cie Financiere Richemont SA, Class A (Switzerland)	1,096	236,400
		1,228,316
AUTOMOBILES & COMPONENTS – 4.5%
Bayerische Motoren Werke AG (Germany)	3,041	329,750
Continental AG (Germany)	2,946	233,783
Aumovio SE (Germany) (a)	1,784	89,594
		653,127
CONSUMER SERVICES – 3.5%
Accor SA (France)	5,884	333,462
Flutter Entertainment PLC (United Kingdom) (a)	794	170,828
		504,290
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.2%
Alibaba Group Holding Ltd. (China)	13,543	248,489
Prosus NV (Netherlands)	3,503	217,575
		466,064
		2,851,797
FINANCIALS – 14.5%
BANKS – 8.8%
BNP Paribas SA (France)	4,363	414,246
KB Financial Group, Inc. (South Korea)	3,338	287,371
Bank Mandiri Persero Tbk. PT (Indonesia)	796,283	242,813
Axis Bank Ltd. (India)	12,841	181,358
Intesa Sanpaolo SpA (Italy)	20,571	142,151
		1,267,939
INSURANCE – 4.5%
Prudential PLC (United Kingdom)	15,902	245,322
ASR Nederland NV (Netherlands)	3,098	220,689
Allianz SE (Germany)	406	187,632
		653,643
FINANCIAL SERVICES – 1.2%
Edenred SE (France)	7,999	177,771
		2,099,353
CONSUMER STAPLES – 12.1%
FOOD, BEVERAGE & TOBACCO – 7.6%
Pernod Ricard SA (France)	3,332	286,218
Asahi Group Holdings Ltd. (Japan)	21,821	228,727
Danone SA (France)	2,446	220,734
Fomento Economico Mexicano SAB de CV ADR (Mexico) (b)	2,129	215,133
Diageo PLC (United Kingdom)	6,417	138,704
		1,089,516
HOUSEHOLD & PERSONAL PRODUCTS – 3.8%
Reckitt Benckiser Group PLC (United Kingdom)	4,397	355,733
Unilever PLC (United Kingdom)	3,022	197,965
		553,698
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.7%
Koninklijke Ahold Delhaize NV (Netherlands)	2,540	104,071
		1,747,285
HEALTH CARE – 10.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.4%
Bayer AG (Germany)	7,720	334,869
Eurofins Scientific SE (France)	3,117	228,597
AstraZeneca PLC, ADR (United Kingdom) (b)	2,035	187,114
Sanofi SA (United States)	1,871	181,904
Roche Holding AG (Switzerland)	347	143,177
		1,075,661
HEALTH CARE EQUIPMENT & SERVICES – 3.3%
Fresenius SE & Co. KGaA (Germany)	4,066	232,968
Siemens Healthineers AG (Germany)	3,867	202,683
Fresenius Medical Care AG (Germany)	696	33,251
		468,902
		1,544,563

OAKMARK FUNDS

Oakmark International Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.5% (cont.)
INFORMATION TECHNOLOGY – 8.6%
SOFTWARE & SERVICES – 5.6%
Dassault Systemes SE (France)	11,716	$328,256
Capgemini SE (France)	1,754	293,223
Fujitsu Ltd. (Japan)	7,062	194,092
		815,571
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Hexagon AB, Class B (Sweden)	21,276	250,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.3%
ASML Holding N.V. (Netherlands)	168	180,164
		1,246,335
MATERIALS – 6.8%
Glencore PLC (Switzerland)	66,826	366,214
Akzo Nobel NV (Netherlands)	4,320	300,548
Symrise AG (Germany)	2,306	186,868
thyssenkrupp AG (Germany)	12,777	137,365
		990,995
COMMUNICATION SERVICES – 1.7%
MEDIA & ENTERTAINMENT – 1.7%
Publicis Groupe SA (France)	2,316	241,255

REAL ESTATE – 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
Mitsubishi Estate Co. Ltd. (Japan)	3,208	77,934
TOTAL COMMON STOCKS – 95.5%
(Cost $11,240,000)		13,826,975

PREFERRED STOCKS – 1.8%
INFORMATION TECHNOLOGY – 1.8%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.8%
Samsung Electronics Co. Ltd. (South Korea)	4,290	266,307
TOTAL PREFERRED STOCKS – 1.8%
(Cost $191,605)		266,307

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.5%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $324,439, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $330,858 (Cost: $324,371)	$324,371	324,371
COMMERCIAL PAPER – 0.2%
Campbell's Co., 144A
4.077%, due 01/21/26 (c) (d)	15,200	15,165
American Honda Finance Corp.,
4.227%, due 01/06/26 (d)	15,000	14,990
TOTAL COMMERCIAL PAPER – 0.2%
(Cost $30,157)		30,155
TOTAL SHORT-TERM INVESTMENTS – 2.5%
(Cost $354,528)		354,526
TOTAL INVESTMENTS – 99.8% (Cost $11,786,133)		14,447,808
Foreign Currencies (Cost $-3) – 0.0% (e)		(3)
Other Assets In Excess of Liabilities – 0.2%		33,217
TOTAL NET ASSETS – 100.0%		$14,481,022

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $15,165 (in thousands) or 0.10% of Net Assets.
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(e)	Amount rounds to less than 0.1%.

Oakmark.com

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2025 (Unaudited)

		% of Equity Investments
Europe		73.2%
	Italy*		13.2%
	Germany*		12.4%
	United Kingdom		11.2%
	Sweden		7.8%
	Switzerland		6.2%
	Finland*		5.2%
	France*		3.9%
	Norway		3.3%
	Belgium*		2.7%
	Spain*		2.5%
	Denmark		2.3%
	Faroe Islands		1.8%
	Netherlands*		0.7%
Asia		17.7%
	Japan		9.1%
	South Korea		4.7%
	China		2.0%
	Indonesia		1.0%
	Philippines		0.9%
Latin America		4.5%
	Mexico		3.6%
	Chile		0.9%
Australasia		3.5%
	Australia		3.5%
North America		0.6%
	Canada		0.6%
Middle East		0.5%
	Israel		0.5%

*	Euro currency countries comprise 40.6% of equity investments.

Oakmark International Small Cap Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.0%
INDUSTRIALS – 28.4%
CAPITAL GOODS – 17.0%
Duerr AG (Germany)	1,514	$39,704
Azelis Group NV (Belgium)	3,049	33,501
Valmet OYJ (Finland)	949	31,369
Travis Perkins PLC (United Kingdom)	2,854	24,445
Howden Joinery Group PLC (United Kingdom)	2,049	22,990
MISUMI Group, Inc. (Japan)	1,351	21,086
Konecranes OYJ (Finland)	167	18,305
Metso OYJ (Finland)	944	16,418
Fluidra SA (Spain)	476	12,956
		220,774
COMMERCIAL & PROFESSIONAL SERVICES – 11.4%
ISS AS (Denmark)	870	29,646
Loomis AB (Sweden)	570	24,090
Bravida Holding AB (Sweden)	2,326	22,597
Hays PLC (United Kingdom)	25,537	19,380
Adecco Group AG (Switzerland)	575	16,548
Pagegroup PLC (United Kingdom)	3,228	10,241
Randstad NV (Netherlands)	236	8,962
SThree PLC (United Kingdom)	3,349	8,622
Mitie Group PLC (United Kingdom)	2,600	5,832
Visional, Inc. (Japan) (a)	40	2,544
		148,462
		369,236
FINANCIALS – 14.4%
FINANCIAL SERVICES – 9.9%
Julius Baer Group Ltd. (Switzerland)	539	42,080
Azimut Holding SpA (Italy)	848	35,311
EFG International AG (Switzerland)	810	19,432
Nexi SpA (Italy)	3,468	17,092
St. James's Place PLC (United Kingdom)	795	14,844
		128,759
BANKS – 4.5%
BNK Financial Group, Inc. (South Korea)	2,737	30,118
iM Financial Group Co. Ltd. (South Korea)	2,663	28,708
		58,826
		187,585
INFORMATION TECHNOLOGY – 13.5%
SOFTWARE & SERVICES – 9.0%
Atea ASA (Norway)	2,633	41,147
TeamViewer SE (Germany) (a)	3,666	25,808
TIS, Inc. (Japan)	641	21,518
Sopra Steria Group (France)	102	18,507
Alten SA (France)	122	10,362
		117,342
TECHNOLOGY HARDWARE & EQUIPMENT – 4.5%
Jenoptik AG (Germany)	1,087	24,678
Hamamatsu Photonics KK (Japan)	1,977	21,033
Jeol, Ltd. (Japan)	389	12,493
		58,204
		175,546
CONSUMER DISCRETIONARY – 12.9%
AUTOMOBILES & COMPONENTS – 7.4%
Dometic Group AB (Sweden)	5,785	29,168
Pirelli & C SpA (Italy)	3,542	24,188
Autoliv, Inc. (Sweden)	184	21,793
Aumovio SE (Germany) (a)	427	21,416
		96,565
CONSUMER SERVICES – 1.9%
Wynn Macau Ltd. (China)	32,616	24,893
CONSUMER DURABLES & APPAREL – 1.8%
Ermenegildo Zegna NV (Italy)	2,303	23,603
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.8%
Fielmann Group AG (Germany)	447	22,810
		167,871
HEALTH CARE – 7.6%
HEALTH CARE EQUIPMENT & SERVICES – 6.2%
Amplifon SpA (Italy)	2,193	35,154
Ansell Ltd. (Australia)	986	23,037
ConvaTec Group PLC (United Kingdom)	6,684	21,911
		80,102
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.4%
Grifols SA ADR (Spain) (b)	1,946	18,195
		98,297
CONSUMER STAPLES – 7.5%
FOOD, BEVERAGE & TOBACCO – 4.6%
Davide Campari-Milano NV (Italy)	4,676	30,208
Bakkafrost P (Faeroe Islands)	442	22,575
Strauss Group Ltd. (Israel)	195	6,796
		59,579
HOUSEHOLD & PERSONAL PRODUCTS – 2.1%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	12,671	27,020
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.8%
Sugi Holdings Co. Ltd. (Japan)	457	10,751
		97,350
COMMUNICATION SERVICES – 4.0%
MEDIA & ENTERTAINMENT – 3.0%
oOh!media Ltd. (Australia)	24,360	21,134
Megacable Holdings SAB de CV (Mexico)	6,152	17,670
		38,804
TELECOMMUNICATION SERVICES – 1.0%
Sarana Menara Nusantara Tbk. PT (Indonesia)	376,105	13,187
		51,991

OAKMARK FUNDS

Oakmark International Small Cap Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.0% (cont.)
MATERIALS – 3.9%
Lanxess AG (Germany)	1,054	$21,590
Robertet SA (France)	20	20,120
Essentra PLC (United Kingdom)	4,634	6,034
Kansai Paint Co. Ltd. (Japan)	153	2,409
		50,153
REAL ESTATE – 3.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.8%
Katitas Co. Ltd. (Japan)	1,104	22,442
Ayala Land, Inc. (Philippines)	31,707	12,089
Colliers International Group, Inc. (Canada)	53	7,819
LSL Property Services PLC (United Kingdom)	1,917	6,796
		49,146
TOTAL COMMON STOCKS – 96.0%
(Cost $1,061,119)		1,247,175

PREFERRED STOCKS – 0.8%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES – 0.8%
Embotelladora Andina SA (Chile)	2,377	11,135
TOTAL PREFERRED STOCKS – 0.8%
(Cost $6,880)		11,135

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.9%
REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $37,165, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $37,901 (Cost: $37,158)	$37,158	37,158
TOTAL SHORT-TERM INVESTMENTS – 2.9%
(Cost $37,158)		37,158
TOTAL INVESTMENTS – 99.7% (Cost $1,105,157)		1,295,468
Foreign Currencies (Cost $-4) – 0.0% (c)		(4)
Other Assets In Excess of Liabilities – 0.3%		4,223
TOTAL NET ASSETS – 100.0%		$1,299,687

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 60.1%
FINANCIALS – 17.9%
FINANCIAL SERVICES – 11.4%
Capital One Financial Corp.	487	$117,908
Charles Schwab Corp.	1,103	110,184
Ally Financial, Inc.	2,331	105,589
Intercontinental Exchange, Inc.	623	100,917
Corebridge Financial, Inc.	2,911	87,830
State Street Corp.	568	73,304
Fiserv, Inc. (a)	848	56,960
Nasdaq, Inc.	521	50,624
		703,316
INSURANCE – 5.1%
Reinsurance Group of America, Inc.	584	118,800
Willis Towers Watson PLC	316	103,706
American International Group, Inc.	1,110	94,926
		317,432
BANKS – 1.4%
Bank of America Corp.	1,557	85,642
		1,106,390
CONSUMER DISCRETIONARY – 8.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.0%
Amazon.com, Inc. (a)	533	123,119
Lithia Motors, Inc.	246	81,853
Genuine Parts Co.	330	40,515
		245,487
CONSUMER SERVICES – 2.6%
Airbnb, Inc., Class A (a)	775	105,183
Wendy's Co.	6,849	57,051
		162,234
CONSUMER DURABLES & APPAREL – 1.3%
Brunswick Corp.	613	45,487
NIKE, Inc., Class B	540	34,410
		79,897

AUTOMOBILES & COMPONENTS – 0.8%
BorgWarner, Inc.	693	31,222
General Motors Co.	244	19,826
		51,048
		538,666
HEALTH CARE – 8.0%
HEALTH CARE EQUIPMENT & SERVICES – 4.4%
Elevance Health, Inc.	272	95,314
GE HealthCare Technologies, Inc.	864	70,832
Zimmer Biomet Holdings, Inc.	606	54,447
Molina Healthcare, Inc. (a)	295	51,264
		271,857
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.6%
Merck & Co., Inc.	624	65,703
IQVIA Holdings, Inc. (a)	266	59,959
Charles River Laboratories International, Inc. (a)	260	51,945
ICON PLC (a)	264	48,015
		225,622
		497,479
COMMUNICATION SERVICES – 6.3%
MEDIA & ENTERTAINMENT – 6.3%
Alphabet, Inc., Class A (b)	674	210,868
Warner Bros. Discovery, Inc. (a)	2,750	79,264
Comcast Corp., Class A	1,933	57,771
Warner Music Group Corp., Class A	1,389	42,598
		390,501
INDUSTRIALS – 6.1%
CAPITAL GOODS – 2.6%
Deere & Co.	116	54,146
Masco Corp.	718	45,551
Allison Transmission Holdings, Inc.	332	32,513
Owens Corning	254	28,403
		160,613
COMMERCIAL & PROFESSIONAL SERVICES – 2.4%
Equifax, Inc.	379	82,279
ABM Industries, Inc.	1,060	44,825
OPENLANE, Inc. (a)	705	20,986
		148,090
TRANSPORTATION – 1.1%
Delta Air Lines, Inc.	975	67,693
		376,396
INFORMATION TECHNOLOGY – 4.4%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.4%
TE Connectivity PLC	390	88,724
CDW Corp.	447	60,881
		149,605
SOFTWARE & SERVICES – 2.0%
Salesforce, Inc.	278	73,539
Gartner, Inc. (a)	200	50,431
		123,970
		273,575
ENERGY – 4.2%
Phillips 66	883	113,968
ConocoPhillips	962	90,090
Targa Resources Corp.	300	55,258
		259,316

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 60.1% (cont.)
MATERIALS – 2.3%
Glencore PLC	19,860	$108,832
Amrize Ltd. (a)	651	35,211
		144,043
CONSUMER STAPLES – 2.2%
FOOD, BEVERAGE & TOBACCO – 2.2%
Keurig Dr. Pepper, Inc.	3,810	106,704
Mondelez International, Inc., Class A	574	30,909
		137,613
TOTAL COMMON STOCKS – 60.1%
(Cost $2,700,644)		3,723,979

	Par Value	Value
FIXED INCOME – 38.1%
CORPORATE BONDS – 16.9%
FINANCIALS – 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.375%, due 11/15/30	$19,021	18,963
3.30%, due 01/30/32	10,129	9,352
Ally Financial, Inc.
6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,769
Ally Financial, Inc., Series B
4.70% (5 yr. CMT + 3.868%) (c) (d)	23,750	23,509
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,902
Arthur J Gallagher & Co.
5.55%, due 02/15/55	2,000	1,920
Bank of America Corp.
4.623% (1 day USD SOFR + 1.110%), due 05/09/29 (c)	13,575	13,755
Blackstone Secured Lending Fund
5.125%, due 01/31/31	10,000	9,875
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (c)	19,600	22,151
Citadel Securities Global Holdings LLC, 144A
6.20%, due 06/18/35 (e)	20,000	21,053
Citigroup, Inc.
4.503% (1 day USD SOFR + 1.171%), due 09/11/31 (c)	7,525	7,548
First Citizens BancShares, Inc.
5.231%(1 day USD SOFR + 1.410%), due 03/12/31 (c)	18,250	18,528
5.60%(5 yr. CMT + 1.850%), due 09/05/35 (c)	13,250	13,227
Global Payments, Inc.
5.55%, due 11/15/35	10,250	10,188
JPMorgan Chase & Co.
4.255% (1 day USD SOFR + 0.930%), due 10/22/31 (c)	34,750	34,645
KKR & Co., Inc.
5.10%, due 08/07/35	10,000	10,000
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (e)	9,000	9,041
LPL Holdings, Inc.
5.15%, due 06/15/30	14,225	14,507
Morgan Stanley, Series I
4.356% (1 day USD SOFR + 1.074%), due 10/22/31 (c)	15,700	15,648
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,934
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,981
Truist Financial Corp., Series I
4.964% (1 day USD SOFR + 1.395%), due 10/23/36 (c)	10,000	9,893
Wells Fargo & Co.
5.15% (1 day USD SOFR + 1.500%), due 04/23/31 (c)	20,750	21,418
Willis North America, Inc.
5.90%, due 03/05/54	4,600	4,592
		323,399
CONSUMER DISCRETIONARY – 4.2%
American Honda Finance Corp.
5.15%, due 07/09/32	10,000	10,276
5.20%, due 03/05/35	10,000	10,135
Aptiv Swiss Holdings Ltd.
5.15%, due 09/13/34	13,750	13,875
AutoNation, Inc.
4.75%, due 06/01/30	4,750	4,795
Beacon Roofing Supply Inc, 144A
6.75%, due 04/30/32 (e)	13,750	14,361
Brunswick Corp.
2.40%, due 08/18/31	35,813	31,364
Carnival Corp., 144A
5.75%, due 08/01/32 (e)	9,750	10,006
Daimler Truck Finance North America LLC, 144A
5.25%, due 01/13/30 (e)	23,500	24,192
Expedia Group, Inc.
4.625%, due 08/01/27	13,576	13,676
General Motors Financial Co., Inc.
6.15%, due 07/15/35	10,000	10,538
Hilton Domestic Operating Co., Inc., 144A
5.50%, due 03/31/34 (e)	9,000	9,062
Hyatt Hotels Corp.
5.75%, due 03/30/32	20,000	20,954
Hyundai Capital America, 144A
4.50%, due 09/18/30 (e)	10,000	10,001
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	8,540	8,257
4.375%, due 01/15/31 (e)	5,000	4,805
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,835
Marriott International, Inc.
4.50%, due 10/15/31	10,000	10,022
Mercedes-Benz Finance North America LLC, 144A
4.85%, due 01/11/29 (e)	10,000	10,188
MGM Resorts International
4.75%, due 10/15/28	13,875	13,842

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.1% (cont.)
CORPORATE BONDS – 16.9% (cont.)
CONSUMER DISCRETIONARY – 4.2% (cont.)
Phinia Inc, 144A
6.625%, due 10/15/32 (e)	$6,523	$6,754
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	17,250	16,614
		260,552
ENERGY – 1.8%
Aker BP ASA, 144A
4.00%, due 01/15/31 (e)	10,000	9,653
APA Corp.
5.35%, due 07/01/49	10,000	8,312
Expand Energy Corp.
4.75%, due 02/01/32	25,000	24,663
MPLX LP
5.40%, due 09/15/35	10,000	10,074
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (e)	26,312	25,978
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	15,000	16,054
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, due 01/15/31	3,250	3,268
Valero Energy Corp.
6.625%, due 06/15/37	5,511	6,068
Williams Cos., Inc.
5.30%, due 09/30/35	10,000	10,172
		114,242
INDUSTRIALS – 1.7%
Boeing Co.
6.858%, due 05/01/54	18,500	20,778
Bombardier, Inc., 144A
6.75%, due 06/15/33 (e)	15,000	15,855
Carlisle Cos., Inc.
5.55%, due 09/15/40	5,875	5,954
5.25%, due 09/15/35	1,875	1,914
Deere & Co.
5.45%, due 01/16/35	10,000	10,546
Delta Air Lines, Inc.
5.25%, due 07/10/30	13,000	13,358
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (e)	18,500	17,173
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (e)	7,750	7,956
4.75%, due 04/30/28 (e)	3,000	3,033
United Airlines, Inc., 144A
4.625%, due 04/15/29 (e)	10,000	9,956
		106,523
HEALTH CARE – 1.1%
Centene Corp.
4.625%, due 12/15/29	10,000	9,700
Cigna Group
4.875%, due 09/15/32	10,000	10,130
CVS Health Corp.
4.78%, due 03/25/38	20,000	18,878
GE HealthCare Technologies, Inc.
4.95%, due 12/15/35	9,875	9,853
Select Medical Corp, 144A
6.25%, due 12/01/32 (e)	16,981	16,603
		65,164
REAL ESTATE – 1.0%
Alexandria Real Estate Equities, Inc.
5.50%, due 10/01/35	14,892	15,134
CBRE Services, Inc.
4.90%, due 01/15/33	18,125	18,212
GLP Capital LP/GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	9,027
5.75%, due 06/01/28	4,975	5,105
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	2,425	2,468
RHP Hotel Properties LP/RHP Finance Corp., 144A
4.50%, due 02/15/29 (e)	10,875	10,767
		60,713
MATERIALS – 0.7%
Celanese U.S. Holdings LLC
7.375%, due 02/15/34	9,165	9,311
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (e)	10,000	9,015
LYB International Finance III LLC
5.875%, due 01/15/36	15,000	14,930
Westlake Corp.
6.375%, due 11/15/55	10,000	9,838
5.55%, due 11/15/35	1,850	1,850
		44,944
CONSUMER STAPLES – 0.3%
Bacardi-Martini BV, 144A
6.00%, due 02/01/35 (e)	11,350	11,777
Philip Morris International, Inc.
4.625%, due 10/29/35	10,000	9,783
		21,560
COMMUNICATION SERVICES – 0.3%
Meta Platforms, Inc.
4.875%, due 11/15/35	10,000	9,987
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (e)	7,750	7,876
		17,863
UTILITIES – 0.3%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,555
Southern Power Co.
4.90%, due 10/01/35	4,250	4,204
		17,759
INFORMATION TECHNOLOGY – 0.3%
Broadcom, Inc.
4.60%, due 07/15/30	7,750	7,874

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.1% (cont.)
CORPORATE BONDS – 16.9% (cont.)
INFORMATION TECHNOLOGY – 0.3% (cont.)
Oracle Corp.
5.875%, due 09/26/45	$9,000	$8,128
		16,002
Total Corporate Bonds (Cost $1,037,760)		1,048,721

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3%
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	37,900	38,811
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	33,145	33,858
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	22,511	23,066
Government National Mortgage Association REMICS, Series 2023-149-Class DZ
5.50%, due 10/20/53	20,273	20,862
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	17,917	18,155
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A
7.049%, due 05/25/55 (c) (e)	15,219	16,178
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A
6.90%, due 12/25/54 (c) (e)	14,695	15,492
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A
6.985%, due 02/25/55 (c) (e)	13,962	14,796
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ
6.00%, due 11/20/53	13,870	14,550
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A
5.133%, due 05/25/65 (e)	14,000	13,997
JP Morgan Mortgage Trust, Series 2025 NQM4-Class A2, 144A
5.157%, due 03/25/66 (e)	13,675	13,673
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.656%, due 01/25/55 (c) (e)	12,356	12,896
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.648%, due 11/25/65 (e)	12,386	12,474
Federal National Mortgage Association REMICS, Series 2023-54-Class GZ
6.50%, due 11/25/53	10,434	11,216
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.90%, due 12/25/54 (c) (e)	10,709	11,211
Angel Oak Mortgage Trust, Series 2025-13-Class A2, 144A
5.183%, due 10/25/70 (e)	11,085	11,099
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ
5.00%, due 03/25/54	11,191	10,728
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A
6.553%, due 07/27/54 (c) (e)	10,244	10,586
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.626%, due 06/25/55 (c) (e)	10,137	10,450
OBX Trust, Series 2025-NQM23-Class A2, 144A
5.176%, due 10/25/65 (e)	10,000	10,003
A&D Mortgage Trust, Series 2025-NQM4-Class A2, 144A
5.479%, due 10/25/70 (e)	9,820	9,834
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A
6.626%, due 06/25/55 (c) (e)	9,224	9,574
Federal Home Loan Mortgage Corp. REMICS, Series 5413-Class Z
5.50%, due 05/25/54	8,762	9,145
Angel Oak Mortgage Trust, Series 2025-12-Class A2,144A
5.14%, due 12/25/70 (e)	7,977	7,995
GS Mortgage-Backed Securities Trust, Series 2025-PJ6-Class B1, 144A
6.531%, due 11/25/55 (c) (e)	6,951	7,184
JP Morgan Mortgage Trust, Series 2025 -9-Class B1, 144A
6.424%, due 03/25/56 (c) (e)	6,736	6,893
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B1, 144A
6.093%, due 06/25/55 (c) (e)	6,761	6,850
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A
6.57%, due 09/25/55 (c) (e)	6,062	6,244
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A
5.608%, due 07/25/65 (e)	6,172	6,201
OBX Trust, Series 2025-NQM13-Class A2, 144A
5.614%, due 05/25/65 (e)	6,082	6,119
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A
6.093%, due 06/25/55 (c) (e)	4,929	4,963
RCKT Mortgage Trust, Series 2025-1-Class B2A, 144A
6.466%, due 03/25/55 (c) (e)	4,704	4,895
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A
6.171%, due 07/25/55 (c) (e)	4,824	4,838
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A
6.626%, due 03/25/56 (c) (e)	3,959	4,147
Angel Oak Mortgage Trust, Series 2025-10-Class A2, 144A
5.163%, due 09/25/70 (e)	3,886	3,892
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.577%, due 08/25/70 (e)	3,810	3,819

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.1% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3% (cont.)
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A
6.171%, due 07/25/55 (c) (e)	$3,769	$3,819
GS Mortgage-Backed Securities Trust, Series 2025-PJ7-Class B2, 144A
6.542%, due 12/25/55 (c) (e)	3,713	3,807
OBX Trust, Series 2025-NQM16-Class A2, 144A
5.058%, due 08/25/65 (e)	3,255	3,247
Bank, Series 2022-BNK40-Class AS
3.39%, due 03/15/64 (c)	3,500	3,184
Angel Oak Mortgage Trust, Series 2025-9-Class A2,144A
5.395%, due 08/25/70 (e)	3,094	3,107
JP Morgan Mortgage Trust, Series 2025-10-Class B1, 144A
6.41%, due 05/25/56 (c) (e)	2,550	2,581
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.469%, due 09/25/55 (c) (e)	1,982	2,037
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.183%, due 06/25/55 (c) (e)	1,737	1,706
OBX Trust, Series 2025-NQM15-Class A2, 144A
5.396%, due 07/27/65 (e)	940	943
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3% (Cost $442,545)		451,125

GOVERNMENT AND AGENCY SECURITIES – 5.3%
U.S. GOVERNMENT BONDS – 3.0%
U.S. Treasury Bonds
4.50%, due 11/15/54	72,500	68,382
4.75%, due 02/15/45	43,700	43,478
3.625%, due 02/15/53	50,000	40,481
4.625%, due 11/15/44	29,425	28,834
4.75%, due 05/15/55	8,400	8,254
		189,429
U.S. GOVERNMENT NOTES – 2.3%
U.S. Treasury Notes
4.25%, due 05/15/35	70,200	70,781
3.875%, due 06/30/30	25,775	25,969
4.00%, due 07/31/32	20,450	20,557
4.25%, due 08/15/35	15,000	15,108
3.50%, due 11/30/30	8,000	7,920
		140,335
Total Government and Agency Securities (Cost $333,991)		329,764

MORTGAGE-BACKED SECURITIES – 4.8%
Federal Home Loan Mortgage Corp., Pool SD5400
2.00%, due 01/01/52	36,739	30,055
Federal National Mortgage Association, Pool FA0201
5.50%, due 12/01/54	28,908	29,390
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	30,629	26,461
Federal National Mortgage Association, Pool FA1274
2.00%, due 02/01/52	32,295	26,438
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	25,183	24,817
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	23,345	23,820
Federal Home Loan Mortgage Corp., Pool QJ4474
5.50%, due 09/01/54	19,033	19,455
Federal Home Loan Mortgage Corp., Pool SD4953
2.50%, due 11/01/51	22,071	19,094
Federal Home Loan Mortgage Corp., Pool SD8188
2.00%, due 01/01/52	22,867	18,524
Federal National Mortgage Association, Pool FS9114
5.50%, due 09/01/54	17,522	17,806
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	19,003	16,443
Federal Home Loan Mortgage Corp., Pool SD6577
5.50%, due 09/01/54	15,537	15,767
Federal National Mortgage Association, Pool BU1118
2.50%, due 10/01/51	15,379	13,217
Federal National Mortgage Association, Pool BW9905
4.50%, due 10/01/52	5,908	5,808
Federal Home Loan Mortgage Corp., Pool SD4990
5.00%, due 10/01/53	5,757	5,759
Federal Home Loan Mortgage Corp., Pool RJ2202
5.50%, due 08/01/54	5,632	5,749
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	3,055	3,017
TOTAL MORTGAGE-BACKED SECURITIES – 4.8% (Cost $294,597)		301,620

ASSET BACKED SECURITIES – 2.1%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D,
5.32%, due 12/15/31	21,750	22,015
Carvana Auto Receivables Trust, Series 2025-P4-Class C,
5.04%, due 04/12/32	10,500	10,486

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.1% (cont.)
ASSET BACKED SECURITIES – 2.1% (cont.)
Carvana Auto Receivables Trust, Series 2025-P4-Class N,144A,
5.46%, due 11/10/33 (e)	$9,508	$9,511
Exeter Automobile Receivables Trust, Series 2025-2A-Class D,
5.89%, due 07/15/31	9,000	9,215
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	8,000	8,008
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A,
8.36%, due 11/17/31 (e)	7,250	7,629
Exeter Automobile Receivables Trust, Series 2025-5A-Class D,
5.16%, due 03/15/32	7,000	7,047
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (e)	6,038	6,085
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (e)	5,000	5,182
Westlake Automobile Receivables Trust, Series 2025-2A-Class D, 144A,
5.08%, due 05/15/31 (e)	4,600	4,636
Exeter Automobile Receivables Trust, Series 2025-3A-Class D,
5.57%, due 10/15/31	3,500	3,567
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A,
6.13%, due 04/15/30 (e)	3,200	3,265
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A,
8.42%, due 08/15/31 (e)	3,100	3,229
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (e)	3,000	3,144
Santander Drive Auto Receivables Trust, Series 2025-4-Class D,
4.95%, due 01/15/32	3,000	3,011
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (e)	2,463	2,555
Carvana Auto Receivables Trust, Series 2024-P4-Class D,,
5.60%, due 12/10/32	2,532	2,548
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A,
5.94%, due 01/20/43 (e)	2,505	2,542
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (e)	2,347	2,429
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (e)	2,271	2,285
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (e)	1,962	1,986
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (e)	1,715	1,804
Flagship Credit Auto Trust, Series 2022-1-Class E, 144A,
5.37%, due 06/15/29 (e)	2,372	1,728
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,625	1,668
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A,
8.02%, due 01/20/43 (e)	1,225	1,253
Carmax Auto Owner Trust, Series 2025-4-Class D,
5.11%, due 05/17/32	1,000	1,000
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (e)	341	345
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (e)	171	175
Total Asset Backed Securities (Cost $126,257)		128,348

BANK LOANS (f) – 1.7%
CONSUMER STAPLES – 0.8%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.216% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (c)	23,478	23,491
Boost Newco Borrower LLC 2025 USD Term Loan B2
5.672% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (c)	14,850	14,860
Belron Finance 2019 LLC 2025 Repriced Term Loan B
6.12% (3 mo. USD Term SOFR + 2.500%), due 10/16/31 (c)	13,332	13,398
		51,749
CONSUMER DISCRETIONARY – 0.7%
Raising Cane's Restaurants LLC 2024 Term Loan B
5.716% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	7,880	7,892
Peer Holding III BV 2025 USD Term Loan B4B
6.172% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (c)	8,744	8,777

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.1% (cont.)
BANK LOANS (f) – 1.7% (cont.)
CONSUMER DISCRETIONARY – 0.7% (cont.)
Peer Holding III BV 2025 USD Term Loan B5B
6.172% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (c)	$4,950	$4,967
SkyMiles IP Ltd. 2025 Repriced Term Loan B
5.384% (3 mo. USD Term SOFR + 1.500%), due 10/20/28 (c)	3,863	3,891
Peer Holding III BV 2025 USD Term Loan B
0.00%, due 09/29/32 (g)	5,000	5,004
Raising Cane's Restaurants LLC 2025 Term Loan B
5.843% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (c)	13,500	13,525
		44,056
FINANCIALS – 0.1%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6
6.716% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (c)	6,620	6,641
INDUSTRIALS – 0.1%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
6.966% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (c)	4,961	4,954
Total Bank Loans (Cost $107,365)		107,400
TOTAL FIXED INCOME – 38.1% (Cost $2,342,515)		2,366,978

SHORT-TERM INVESTMENTS – 1.6%
REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $98,555, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $100,505 (Cost: $98,535)	98,535	98,535
TOTAL SHORT-TERM INVESTMENTS – 1.6% (Cost $98,535)		98,535
TOTAL INVESTMENTS – 99.8% (Cost $5,141,694)		6,189,492
Other Assets In Excess of Liabilities – 0.2%		10,047
NET ASSETS – 100.0%		$6,199,539

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Floating Rate Note. Rate shown is as of December 31, 2025.
(d)	Security is perpetual and has no stated maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $617,311 (in thousands) or 9.96% of Net Assets.
(f)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:

SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$330.00	2/20/26	(1,700)	$(53,210)	$(1,641)	$(3,188)	$1,547
				$(53,210)	$(1,641)	$(3,188)	$1,547

Oakmark.com

Oakmark Bond Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.2%
CORPORATE BONDS – 40.2%
FINANCIALS – 9.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, due 01/30/32	$150	$138
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	951
Arthur J Gallagher & Co.
5.55%, due 02/15/55	750	720
Blackstone Secured Lending Fund
5.125%, due 01/31/31	2,000	1,975
Citadel Securities Global Holdings LLC, 144A
6.20%, due 06/18/35 (c)	2,000	2,105
Citigroup, Inc.
4.503% (1 day USD SOFR + 1.171%), due 09/11/31 (a)	2,200	2,207
First Citizens BancShares, Inc.
5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (a)	1,500	1,523
Global Payments, Inc.
5.55%, due 11/15/35	2,000	1,988
JPMorgan Chase & Co.
4.255% (1 day USD SOFR + 0.930%), due 10/22/31 (a)	2,500	2,492
KKR & Co., Inc.
5.10%, due 08/07/35	1,500	1,500
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	1,005
LPL Holdings, Inc.
5.15%, due 06/15/30	500	510
Morgan Stanley, Series I
4.356% (1 day USD SOFR + 1.074%), due 10/22/31 (a)	1,000	997
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (a)	500	531
Truist Financial Corp., Series I
4.964% (1 day USD SOFR + 1.395%), due 10/23/36 (a)	1,500	1,484
Wells Fargo & Co.
5.15% (1 day USD SOFR + 1.500%), due 04/23/31 (a)	1,000	1,032
		21,158
CONSUMER DISCRETIONARY – 7.6%
Aptiv Swiss Holdings Ltd.
5.15%, due 09/13/34	1,000	1,009
AutoNation, Inc.
4.75%, due 06/01/30	1,500	1,514
Beacon Roofing Supply Inc, 144A
6.75%, due 04/30/32 (c)	1,500	1,567
Carnival Corp., 144A
5.75%, due 08/01/32 (c)	2,000	2,053
General Motors Financial Co., Inc.
6.15%, due 07/15/35	1,250	1,317
Hyatt Hotels Corp.
5.75%, due 03/30/32	2,000	2,095
Hyundai Capital America, 144A
4.50%, due 09/18/30 (c)	2,000	2,000
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	1,100	1,057
M/I Homes, Inc.
3.95%, due 02/15/30	850	818
Mercedes-Benz Finance North America LLC, 144A
4.85%, due 01/11/29 (c)	2,000	2,038
Phinia Inc, 144A
6.625%, due 10/15/32 (c)	977	1,012
		16,480
ENERGY – 5.7%
Aker BP ASA, 144A
4.00%, due 01/15/31 (c)	1,500	1,448
APA Corp.
5.35%, due 07/01/49	750	623
Expand Energy Corp.
4.75%, due 02/01/32	1,250	1,233
MPLX LP
5.40%, due 09/15/35	1,500	1,511
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	1,000	1,039
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	1,500	1,481
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	1,500	1,605
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, due 01/15/31	1,500	1,509
Valero Energy Corp.
6.625%, due 06/15/37	848	934
Williams Cos., Inc.
5.30%, due 09/30/35	1,000	1,017
		12,400
INDUSTRIALS – 4.2%
Bombardier, Inc., 144A
6.75%, due 06/15/33 (c)	1,500	1,585
Carlisle Cos., Inc.
5.25%, due 09/15/35	1,000	1,021
5.55%, due 09/15/40	1,000	1,013
Delta Air Lines, Inc.
5.25%, due 07/10/30	2,000	2,055
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (c)	2,000	2,053
United Airlines, Inc., 144A
4.625%, due 04/15/29 (c)	1,500	1,494
		9,221
HEALTH CARE – 3.6%
Baxter International, Inc.
4.90%, due 12/15/30	1,000	1,008
Centene Corp.
4.625%, due 12/15/29	1,500	1,455
CVS Health Corp.
4.78%, due 03/25/38	1,000	944
GE HealthCare Technologies, Inc.
4.95%, due 12/15/35	2,000	1,995
Insulet Corp., 144A
6.50%, due 04/01/33 (c)	1,500	1,564

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.2% (cont.)
CORPORATE BONDS – 40.2% (cont.)
HEALTH CARE – 3.6% (cont.)
Select Medical Corp, 144A
6.25%, due 12/01/32 (c)	$849	$830
		7,796
REAL ESTATE – 2.0%
Alexandria Real Estate Equities, Inc.
5.50%, due 10/01/35	1,500	1,525
CBRE Services, Inc.
4.90%, due 01/15/33	1,500	1,507
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	1,250	1,272
		4,304
MATERIALS – 2.0%
Celanese U.S. Holdings LLC
7.375%, due 02/15/34	1,787	1,815
LYB International Finance III LLC
5.875%, due 01/15/36	1,500	1,493
Westlake Corp.
6.375%, due 11/15/55	1,000	984
		4,292
COMMUNICATION SERVICES – 1.9%
Meta Platforms, Inc.
4.875%, due 11/15/35	2,000	1,997
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (c)	2,000	2,033
		4,030
CONSUMER STAPLES – 1.8%
Bacardi-Martini BV, 144A
6.00%, due 02/01/35 (c)	1,050	1,090
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 144A
5.95%, due 04/20/35 (c)	1,250	1,314
Philip Morris International, Inc.
4.625%, due 10/29/35	1,500	1,467
		3,871
UTILITIES – 1.1%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	986
Southern Power Co.
4.90%, due 10/01/35	1,500	1,484
		2,470
INFORMATION TECHNOLOGY – 0.6%
Oracle Corp.
5.875%, due 09/26/45	1,400	1,265
Total Corporate Bonds (Cost $85,910)		87,287

GOVERNMENT AND AGENCY SECURITIES – 23.2%
U.S. GOVERNMENT BONDS – 12.8%
U.S. Treasury Bonds
4.625%, due 05/15/54	5,500	5,297
5.00%, due 05/15/45	4,750	4,876
4.75%, due 08/15/55	3,500	3,441
4.625%, due 11/15/44	2,750	2,695
4.75%, due 11/15/43	2,000	2,000
4.125%, due 08/15/44	2,000	1,836
3.00%, due 08/15/52	2,500	1,791
4.75%, due 05/15/55	1,625	1,597
4.375%, due 08/15/43	1,500	1,433
3.625%, due 05/15/53	1,500	1,213
4.125%, due 08/15/53	500	443
3.375%, due 08/15/42	500	422
2.00%, due 11/15/41	500	349
2.00%, due 08/15/51	500	286
		27,679
U.S. GOVERNMENT NOTES – 10.4%
U.S. Treasury Notes
3.875%, due 07/31/30	6,600	6,649
3.50%, due 11/30/30	6,000	5,939
3.875%, due 06/30/30	3,920	3,950
4.00%, due 07/31/32	2,150	2,161
4.25%, due 08/15/35	2,000	2,014
4.00%, due 11/15/35	2,000	1,971
		22,684
Total Government and Agency Securities (Cost $52,123)		50,363

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.0%
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	3,174	3,251
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	2,665	2,722
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A
6.093%, due 06/25/55 (a) (c)	2,283	2,299
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ
6.00%, due 11/20/53	2,039	2,139
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A
6.626%, due 03/25/56 (a) (c)	1,980	2,073
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.90%, due 12/25/54 (a) (c)	1,959	2,051
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.469%, due 09/25/55 (a) (c)	1,982	2,037
Angel Oak Mortgage Trust, Series 2025-12-Class A2,144A
5.14%, due 12/25/70 (c)	1,983	1,988
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.183%, due 06/25/55 (a) (c)	1,966	1,931

Oakmark.com

Oakmark Bond Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.2% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.0% (cont.)
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	$1,644	$1,666
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	1,127	1,155
JP Morgan Mortgage Trust, Series 2025 -9-Class B1, 144A
6.424%, due 03/25/56 (a) (c)	998	1,021
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A
6.57%, due 09/25/55 (a) (c)	990	1,020
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.626%, due 06/25/55 (a) (c)	986	1,017
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A
5.133%, due 05/25/65 (c)	1,000	1,000
JP Morgan Mortgage Trust, Series 2025 NQM4-Class A2, 144A
5.157%, due 03/25/66 (c)	977	977
Angel Oak Mortgage Trust, Series 2025-9-Class A2,144A
5.395%, due 08/25/70 (c)	967	971
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.577%, due 08/25/70 (c)	966	968
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A
5.608%, due 07/25/65 (c)	950	954
OBX Trust, Series 2025-NQM15-Class A2, 144A
5.396%, due 07/27/65 (c)	940	943
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.648%, due 11/25/65 (c)	917	924
OBX Trust, Series 2025-NQM13-Class A2, 144A
5.614%, due 05/25/65 (c)	869	874
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.656%, due 01/25/55 (a) (c)	778	812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 16.0% (Cost $34,193)		34,793

ASSET BACKED SECURITIES – 7.1%
Santander Drive Auto Receivables Trust, Series 2025-4-Class D,
4.95%, due 01/15/32	2,000	2,007
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	1,320	1,321
Carvana Auto Receivables Trust, Series 2024-P4-Class D,,
5.60%, due 12/10/32	1,250	1,258
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (c)	1,000	1,036
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,000	1,027
Exeter Automobile Receivables Trust, Series 2025-2A-Class D,
5.89%, due 07/15/31	1,000	1,024
Exeter Automobile Receivables Trust, Series 2025-3A-Class D,
5.57%, due 10/15/31	1,000	1,019
Westlake Automobile Receivables Trust, Series 2025-2A-Class D, 144A,
5.08%, due 05/15/31 (c)	1,000	1,008
Exeter Automobile Receivables Trust, Series 2025-5A-Class D,
5.16%, due 03/15/32	1,000	1,007
Carmax Auto Owner Trust, Series 2025-4-Class D,
5.11%, due 05/17/32	1,000	1,000
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	786
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (c)	604	609
Flagship Credit Auto Trust, Series 2022-1-Class E, 144A,
5.37%, due 06/15/29 (c)	750	546
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (c)	525	545
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (c)	488	491
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	296	312
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (c)	283	287
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	128	131
Total Asset Backed Securities (Cost $15,184)		15,414

MORTGAGE-BACKED SECURITIES – 6.0%
Federal National Mortgage Association, Pool FS8007
5.50%, due 06/01/54	3,043	3,110
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	3,293	2,845

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.2% (cont.)
MORTGAGE-BACKED SECURITIES – 6.0% (cont.)
Federal Home Loan Mortgage Corp., Pool RJ2202
5.50%, due 08/01/54	$1,877	$1,917
Federal National Mortgage Association, Pool FA0201
5.50%, due 12/01/54	1,865	1,896
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	1,796	1,832
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	1,740	1,505
TOTAL MORTGAGE-BACKED SECURITIES – 6.0% (Cost $12,838)		13,105

BANK LOANS (d) – 4.7%
CONSUMER STAPLES – 2.0%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.216% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (a)	1,409	1,409
Boost Newco Borrower LLC 2025 USD Term Loan B2
5.672% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (a)	1,485	1,486
Belron Finance 2019 LLC 2025 Repriced Term Loan B
6.120% (3 mo. USD Term SOFR + 2.250%), due 10/16/31 (a)	1,481	1,489
		4,384
CONSUMER DISCRETIONARY – 1.5%
Peer Holding III BV 2025 USD Term Loan B4B
6.172% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (a)	1,474	1,479
SkyMiles IP Ltd. 2025 Repriced Term Loan B
5.384% (3 mo. USD Term SOFR + 1.500%), due 10/20/28 (a)	276	278
Raising Cane's Restaurants LLC 2025 Term Loan B
5.843% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (a)	1,500	1,503
		3,260
INDUSTRIALS – 0.7%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
6.966% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (a)	1,488	1,487
FINANCIALS – 0.5%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6
6.716% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (a)	993	996
Total Bank Loans (Cost $10,084)		10,127
TOTAL FIXED INCOME – 97.2% (Cost $210,332)		211,089

SHORT-TERM INVESTMENTS – 2.1%
REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $4,440, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $4,528 (Cost: $4,439)	4,439	4,439
TOTAL SHORT-TERM INVESTMENTS – 2.1% (Cost $4,439)		4,439
TOTAL INVESTMENTS – 99.3% (Cost $214,771)		215,528
Other Assets In Excess of Liabilities – 0.7%		1,498
NET ASSETS – 100.0%		$217,026

(a)	Floating Rate Note. Rate shown is as of December 31, 2025.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $58,378 (in thousands) or 26.90% of net assets.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”) and Oakmark Bond Fund (“Bond”), each a “Fund” and collectively the “Funds”. Each Fund is a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, the first Monday in September, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc, for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2025, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$24,223,959	$0	$0
Call Options Purchased	3,335	0	0
Short-Term Investments	0	1,479,194	0
Common Stocks Sold Short	(666)	0	0
Call Options Written —Liabilities	(5,410)	0	0
Put Options Written —Liabilities	(5,872)	0	0
Total	$24,215,346	$1,479,194	$0
Select
Common Stocks	$7,788,946	$0	$0
Short-Term Investments	0	400,927	0
Call Options Written —Liabilities	(19,813)	0	0
Total	$7,769,133	$400,927	$0
Global
Common Stocks	$869,245	$241,621	$0
Short-Term Investments	0	6,498	0
Total	$869,245	$248,119	$0
Global Select
Common Stocks	$845,265	$126,133	$0
Short-Term Investments	0	35,602	0
Total	$845,265	$161,735	$0
International
Common Stocks	$8,333,533	$5,493,442	$0
Preferred Stocks	0	266,307	0
Short-Term Investments	0	354,526	0
Total	$8,333,533	$6,114,275	$0
Int'l Small Cap
Common Stocks	$437,463	$809,712	$0
Preferred Stocks	0	11,135	0
Short-Term Investments	0	37,158	0
Total	$437,463	$858,005	$0
Equity and Income
Common Stocks	$3,723,979	$0	$0
Corporate Bonds	-	1,048,721	-
Collateralized Mortgage Obligations	-	451,125	-

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity and Income
Government and Agency Securities	-	329,764	-
Mortgage-Backed Securities	-	301,620
Asset Backed Securities	-	128,348	-
Bank Loans	-	107,400	-
Short-Term Investments	-	98,535	-
Call Options Written - Liabilities	(1,641)	-	-
	$3,722,338	$2,465,513	$0

Bond
Corporate Bonds	-	$87,287	-
Government and Agency Securities	-	50,363	-
Collateralized Mortgage Obligations	-	34,793	-
Asset Backed Securities	-	15,414	-
Mortgage-Backed Securities	-	13,105
Bank Loans	-	10,127	-
Short-Term Investments	-	4,439	-
	$0	$215,528	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period. At December 31, 2025, none of the Funds engaged in forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. Short sales outstanding, if any, are listed on each Fund’s Schedule of Investments.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At December 31, 2025, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. When-issued securities outstanding, if any, are listed on each Fund's Schedule of Investments.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended December 31, 2025. Purchased options outstanding, if any, are listed on each Fund's Schedule of Investments.

Oakmark, Select and Equity and Income used options written for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended December 31, 2025. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended December 31, 2025, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$37,861	$(55,475)
Select	9,575	(20,084)
Equity and Income	0	(3,188)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2025, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. At December 31, 2025, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2025. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedules of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedules of Investments through the date of the publication of this report.